Supplemental Disclosure with Respect to Cash Flows - Schedule of Significant Non-cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Shares issued on finalization of loan facility agreement	$ 675
Shares issued to settle other financial liability		$ 676
Fair value of Coeur shares received in disposal of property		18,782
Non cash transactions with respect to cash flows	$ 675	$ 19,458